Taxes on Income - Reconciliation of Theoretical Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	$ (45,916)	$ 53,510	$ 50,403
Theoretical tax expense (benefit) on the above amount	(11,479)	12,842	12,600
Less - tax benefits arising from approved enterprises	(2,495)	(4,731)	(529)
Income tax expense associated with unapproved enterprises	(13,974)	8,111	12,071
Different tax rates applicable to non-Israeli subsidiaries	(9,141)	(4,064)	(2,192)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	(173)	3,969	5,970
Deferred taxes on losses for which valuation allowance was provided	(1,529)	(4,532)	(5,232)
Other	(254)	(131)	(585)
Net change in valuation allowance	25,527	4,324	(2,635)
Actual tax expense	456	7,677	7,397
Income (loss) from continuing operations before taxes on income	(45,916)	53,510	50,403
Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	(3,885)	19,332	(9,582)
Income (loss) from continuing operations before taxes on income	(3,885)	19,332	(9,582)
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	(42,031)	34,178	59,985
Income (loss) from continuing operations before taxes on income	$ (42,031)	$ 34,178	$ 59,985